Contingencies and Commitments (Details) - CLP ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	$ 125,633,825	$ 122,814,950
Within 1 year
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	60,241,434	56,054,644
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	58,040,557	54,935,377
Over 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	$ 7,351,834	$ 11,824,929